Note 5 - Premises and Equipment - Classifications of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Premises and equipment, gross	$ 17,200	$ 17,038
Less accumulated depreciation	(8,949)	(8,493)
Net	8,251	8,545
Land [Member]
Premises and equipment, gross	2,476	2,476
Construction in Progress [Member]
Premises and equipment, gross	0	7
Building [Member]
Premises and equipment, gross	10,177	10,121
Furniture and Fixtures [Member]
Premises and equipment, gross	4,387	4,272
Vehicles [Member]
Premises and equipment, gross	$ 160	$ 162